Deferred Tax Liability - Schedule of Deferred Tax Liability Recognized and Movements (Details) $ in Thousands	12 Months Ended
Oct. 31, 2024 USD ($)
Schedule of Deferred Tax Liability Recognized and Movements [Abstract]
Beginning balance
Acquisition of subsidiaries	5,652
Ending balance	$ 5,652